BETTER 10K - LEASES - Schedule of Maturities of Operating and Finance Leases (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Feb. 28, 2023	Dec. 31, 2022	Dec. 31, 2021	Jan. 01, 2021	Dec. 31, 2020
Finance Leases
2023			$ 1,101
2024			0
2025			0
2026			0
2027			0
2028 and beyond			0
Total lease payments			1,101
Less amount representing interest			(39)
Total lease liabilities			1,062	$ 2,184
Operating Leases
2023			16,772
2024			13,979
2025			11,680
2026			9,073
2027			5,460
2028 and beyond			12,156
Total lease payments			69,119
Less amount representing interest			(9,070)
Lease liabilities	$ 35,879	$ 13,000	60,049	$ 73,657	$ 69,566	$ 0
Total
2023			17,872
2024			13,979
2025			11,680
2026			9,073
2027			5,460
2028 and beyond			12,156
Total lease payments			70,220
Less amount representing interest			(9,109)
Total lease liabilities			$ 61,111